SHARE-BASED COMPENSATION - Non vested shares expense (Details) - Non-vested shares - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 11,375,225	¥ 2,879,321	¥ 1,124,310
Total unrecognized compensation expense	¥ 14,789,370
Weighted average period over which unrecognized compensation expense is expected to be recognized	3 years 18 days
Cost of revenues
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 1,791,786	455,115	90,002
Research and development
SHARE-BASED COMPENSATION
Total-share based compensation expense	2,130,513	495,440	75,834
Sales and marketing
SHARE-BASED COMPENSATION
Total-share based compensation expense	2,051,481	525,542	150,420
General and administrative
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 5,401,445	¥ 1,403,224	¥ 808,054